TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	AS AT DECEMBER 31,
	2023	2022
Non-current
Accruals	—	290

Current
Trade payables(1)	1,862	1,235
Accruals (ii)	7,656	4,292
Indirect taxes	1,180	703
Other payables	95	112
	10,793	6,342
(i)Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.
(ii)Included in accruals are $4,709 (2022: $2,093) related to financial liabilities which is comprised of accrued media partnership costs and other unbilled operational expenses .